Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 14,239,828	$ 87,771	$ 228,971
Inventories	1,175,288	1,147,345	3,390,455
Prepaid Expenses	428,461	59,244	64,781
Total Current Assets	15,843,577	1,294,360	3,684,207
Property and Equipment at Cost, Net	815,197	860,932	1,081,159
Other Assets
Equity Issuance Costs	0	421,077	426,963
Restricted Cash	336,963	336,963
Deposits	12,577	12,577	12,577
Total Other Assets	349,540	770,617	439,540
TOTAL ASSETS	17,008,314	2,925,909	5,204,906
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	508,852	1,303,414	842,178
Accrued expenses	508,254	526,924	242,398
Accrued Interest	0	10,781	650,301
Current Portion of Leasehold Improvement Loan	9,951	10,576	9,669
Notes Payable - Related Parties	0	450,000	7,115,815
TOTAL CURRENT LIABILITIES	1,027,057	2,301,695	8,860,361
Deferred Rent Liability	144,238	149,785	171,975
Leasehold Improvement Loan	86,663	88,613	99,262
Total Liabilities	1,257,958	2,540,093	9,131,598
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred Stock - $0.001 par value: 10,000,000 and 8,221,678 shares authorized, 0 and 8,221,678 shares issued and outstanding with a liquidation preference of $0 and $31,959,545 at March 31, 2012 and December 31, 2011, respectively	0	8,222	3,386
Common Stock - $0.001 par value: 75,000,000 and 6,500,000 authorized, 4,654,303 and 408,589 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	4,654	409	352
Additional paid-in capital	46,151,031	30,185,200	19,974,125
Accumulated Deficit	(30,405,329)	(29,808,015)	(23,904,555)
Total Stockholders' Equity (Deficiency)	15,750,356	385,816	(3,926,692)
Total Liabilities and Stockholders' Equity (Deficiency)	$ 17,008,314	$ 2,925,909	$ 5,204,906